Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 744	$ 184
Accounts receivable	3,111	2,190
Current income taxes receivable	0	309
Inventory	1,548	1,060
Prepaids and other	195	231
Investments	309	305
Current portion of other long-term assets	35	82
Current assets	5,942	4,361
Non-current assets
Exploration and evaluation assets	2,250	2,436
Property, plant and equipment	66,400	65,752
Lease assets	1,508	1,645
Other long-term assets	565	1,082
Assets	76,665	75,276
Current liabilities
Accounts payable	803	667
Accrued liabilities	3,064	2,346
Current income taxes payable	1,607	0
Current portion of long-term debt	1,000	1,343
Current portion of other long-term liabilities	948	722
Current liabilities	7,422	5,078
Long-term debt	13,694	20,110
Other long-term liabilities	8,384	7,564
Deferred income taxes	10,220	10,144
Liabilities	39,720	42,896
SHAREHOLDERS’ EQUITY
Share capital	10,168	9,606
Retained earnings	26,778	22,766
Accumulated other comprehensive (loss) income	(1)	8
Shareholders' equity	36,945	32,380
Liabilities and shareholders' equity	$ 76,665	$ 75,276